Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	$ 11	$ 9
Jackpot liabilities	155	170
Debt	5,655	5,750
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	11	9
Jackpot liabilities	135	135
Debt	5,620	5,576
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	5,620	5,576
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	11	9
Jackpot liabilities	135	135
Debt	0	0
Customer portfolio segment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	217	219
Customer portfolio segment | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	217	219
Customer portfolio segment | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	217	211
Customer portfolio segment | Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 217	$ 211